Leases - Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Right-of-use assets	$ 10,493	$ 9,192	$ 12,902
Lease liabilities
Current	3,687	3,278
Non-current	10,294	5,531
Total lease liabilities	13,981	8,809	$ 12,249
Land, building and improvements
Leases
Right-of-use assets	7,655	6,757
Plant and production equipment
Leases
Right-of-use assets	2,246	2,031
Vehicles, furniture and fixtures
Leases
Right-of-use assets	$ 592	$ 404